AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
AUG 0 2 2007
1086

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

001-33629

August 2, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

CERTAMX

Dear Ms. Peters:

This is to certify that on July 30, 2007 the American Stock Exchange LLC (the "Exchange") received from Alternative Asset Management Acquisition Corp. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of Common Stock and one Warrant
Common Stock included in Units, par value $0.0001 per share
Warrants included in Units, exercisable for Common Stock at an exercise price of $7.50 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

07073872

cc: Herbert Scholl

PROCESSED
AUG 0 6 2007
THOMSON
FINANCIAL

END